Income Taxes, components of deferred income tax assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities Abstract
Net current deferred income tax asset	$ 43,411	$ 40,898
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	121,111	103,709
Stock-based compensation	53,330	46,410
Compensation and benefits, other	32,484	17,314
Deferred rent	16,862	13,897
Other	32,654	20,246
Gross	256,441	201,576
Less valuation allowance	(69,108)	(48,714)
Total noncurrent deferred income tax assets	187,333	152,862
Noncurrent deferred income tax liabilities
Property, plant and equipment	666,201	608,669
Licenses/intangibles	250,860	224,817
Partnership investments	127,331	123,898
Other	5,521	4,191
Total noncurrent deferred income tax liabilities	1,049,913	961,575
Net noncurrent deferred income tax liability	$ 862,580	$ 808,713